Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Current income tax expense	$ 12.7	$ 17.3
Deferred income tax expense (recovery)	20.1	16.9
Income tax expense (recovery) recognized in net (loss) earnings	$ 32.8	$ 34.2